Cover		6 Months Ended
	Aug. 14, 2020	Jun. 30, 2020
Document Information [Line Items]
Document Type		8-K
Document Period End Date	Aug. 14, 2020
Entity Registrant Name		HEXION INC.
Entity Incorporation, State or Country Code		NJ
Entity File Number		1-71
Entity Tax Identification Number		13-0511250
Entity Address, Address Line One		180 East Broad St.,
Entity Address, City or Town		Columbus,
Entity Address, State or Province		OH
Entity Address, Postal Zip Code		43215-3799
City Area Code		614
Local Phone Number		225-4000
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Central Index Key		0000013239
Amendment Flag		false
Entity Emerging Growth Company		false